LOSSES PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted losses per share
The following table sets forth the computation of basic and diluted losses per share:

	Year ended December 31,
	2017	2016	2015
Numerator:
Net loss for basic loss per share	$(37,066)	$(31,506)	$(20,163)

Net loss for basic loss per share	$(37,066)	$(31,506)	$(20,163)

Denominator:
Weighted average number of ordinary shares used in computing basic net loss per share	51,179,694	50,855,908	50,437,040

Basic and diluted earnings per ordinary share	$(0.72)	$(0.62)	$(0.40)